Equity Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 15, 2021
Debt and Equity Securities, FV-NI [Line Items]
Membership interest in equity securities (as a percent)			9.00%
Impairment loss on equity investment	$ 0	$ 1,350,000
Total interest paid	$ 0	1,350,000
Accounts receivable owed from Amplifei
Debt and Equity Securities, FV-NI [Line Items]
Total interest paid		1,000,000
Cash
Debt and Equity Securities, FV-NI [Line Items]
Total interest paid		$ 350,000